Long-term debt (Details) - USD ($)	9 Months Ended
	May 31, 2026	Aug. 31, 2025
Long-term debt
Total borrowings	$ 2,328,914	$ 2,030,995
Current portion of long-term debt	1,201,224	657,110
Long-term debt	1,127,690	1,373,885
Term loans maturing December 2026
Long-term debt
Total borrowings		189,864
Monthly instalments	$ 13,609
Term loans maturing December 2026 | Minimum
Long-term debt
Borrowings interest rate	9.44%
Term loans maturing December 2026 | Maximum
Long-term debt
Borrowings interest rate	13.87%
Equipment Loan Maturing July 2030
Long-term debt
Total borrowings	$ 352,750	397,680
Borrowings interest rate	7.00%
Monthly instalments	$ 8,154
Equipment Loan Maturing June 2030
Long-term debt
Total borrowings	$ 669,205	775,740
Borrowings interest rate	6.75%
Monthly instalments	$ 15,947
Promissory Note Maturing May 2026
Long-term debt
Total borrowings	15,000	200,042
Monthly instalments	25,000
Bridge Loan
Long-term debt
Total borrowings	$ 813,082
Borrowings interest rate	8.00%
Period of time between issuance and maturity of debt	90 days
Small Business Administration Maturing In September 2050
Long-term debt
Total borrowings	$ 150,000
Borrowings interest rate	3.75%
Monthly instalments	$ 730
Small Business Administration Interest Free Loan
Long-term debt
Total borrowings	141,193	149,029
Monthly instalments	1,000
Equipment Loan Maturing between September 2025 and January 2028
Long-term debt
Total borrowings	$ 147,267	252,795
Borrowings interest rate	4.53%
Automobile Loans
Long-term debt
Total borrowings	$ 40,417	$ 65,845
Automobile Loans | Minimum
Long-term debt
Borrowings interest rate	0.00%
Automobile Loans | Maximum
Long-term debt
Borrowings interest rate	1.90%